Schedule of Revenues with Customers and Long-lived Assets Disaggregated by Geographical Area (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 4,175,994	$ 15,699,587	$ 20,190,663	$ 46,638,925	$ 58,351,650	$ 16,783,914
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenue	510,874	1,046,639	1,905,255	4,255,482	4,799,084	671,519
Non-US [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 3,665,120	$ 14,652,948	$ 18,285,408	$ 42,383,443	$ 53,552,566	$ 16,112,395